1
Gabelli International Growth Fund, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.3%
HEALTH CARE  — 20.4%
5,500 AstraZeneca plc ........................................ $ 604,612
1,500 EssilorLuxottica SA .................................. 203,884
1,800 Gerresheimer AG ...................................... 87,887
1,500 Hoya Corp. ............................................... 144,538
6,500 Koninklijke Philips NV ............................... 100,077
375 Lonza Group AG ....................................... 182,584
7,250 Novartis AG .............................................. 552,718
7,000 Novo Nordisk A/S, Cl. B ............................ 697,325
2,200 Roche Holding AG, Genusschein ............... 716,172
19,000 Smith & Nephew plc ................................. 219,313
2,200 Sysmex Corp. ........................................... 117,560
3,626,670
CONSUMER DISCRETIONARY  — 19.6%
1,650 Christian Dior SE ...................................... 950,969
7,150 Cie Financiere Richemont SA, Cl. A ........... 674,927
18,000 Entain plc ................................................. 215,216
400 Fast Retailing Co. Ltd. ............................... 211,978
725 Hermes International ................................ 852,687
1,300 Shimano Inc. ............................................ 203,405
3,600 Sony Group Corp. ..................................... 231,892
8,000 Universal Music Group NV ........................ 149,840
3,490,914
CONSUMER STAPLES - FOOD, BEVERAGE, AND
TOBACCO  — 15.9%
4,170 Danone SA ............................................... 197,180
15,000 Diageo plc ................................................ 631,403
3,500 Heineken NV ............................................ 305,659
11,000 Kobe Bussan Co. Ltd. ............................... 264,630
8,600 Nestlé SA ................................................. 930,153
2,750 Pernod Ricard SA ..................................... 504,499
2,833,524
INDUSTRIALS  — 11.0%
1,600 DSV A/S ................................................... 187,436
15,000 Epiroc AB, Cl. B ........................................ 189,145
2,400 FANUC Corp. ............................................ 336,994
6,000 Jardine Matheson Holdings Ltd. ................ 303,348
3,500 Nidec Corp. .............................................. 195,916
1,500 SMC Corp. ............................................... 610,456
500 Teleperformance ....................................... 126,842
1,950,137
INFORMATION TECHNOLOGY  — 9.8%
415 ASML Holding NV .................................... 171,926
2,580 Keyence Corp. .......................................... 852,846
6,800 Murata Manufacturing Co. Ltd. ................. 312,985
3,000 RELX plc .................................................. 73,307
1,000 SOITEC† .................................................. 114,184
7,000 STMicroelectronics NV ............................. 217,541
1,742,789
Shares
Market
Value
MATERIALS  — 8.8%
7,000 Agnico Eagle Mines Ltd. ........................... $ 295,610
2,439 Air Liquide SA .......................................... 278,776
24,512 Barrick Gold Corp. .................................... 379,936
8,125 Rio Tinto plc ............................................. 439,610
5,000 Wheaton Precious Metals Corp. ................ 161,800
1,555,732
CONSUMER STAPLES - HOUSEHOLD AND PERSONAL
PRODUCTS  — 6.8%
2,300 L'Oreal SA ................................................ 735,407
1,300 Reckitt Benckiser Group plc ...................... 86,166
5,000 Shiseido Co. Ltd. ...................................... 175,236
5,000 Unilever plc .............................................. 220,082
1,216,891
FINANCIALS  — 6.6%
25,000 AIA Group Ltd. ......................................... 208,148
1,300 Euronext NV ............................................. 82,272
32,000 Investor AB, Cl. B ..................................... 466,919
10,000 Kinnevik AB, Cl. B† ................................... 131,059
11,700 Prudential plc ........................................... 114,515
579 S&P Global Inc. ........................................ 176,798
1,179,711
ENERGY AND UTILITIES  — 0.4%
2,000 Equinor ASA ............................................. 65,957
TOTAL COMMON STOCKS .................. 17,662,325
WARRANTS  — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
14,300 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 6,377
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.7%
$ 115,000 U.S. Treasury Bill,
2.481%††, 11/10/22 ............................. 114,671
TOTAL INVESTMENTS — 100.0%
(Cost $12,388,800) ............................... $ 17,783,373
† Non-income producing security.
†† Represents annualized yield at date of purchase.

Gabelli International Growth Fund, Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 70.2% $ 12,484,627
Japan ............................... 20.6 3,658,436
North America ...................... 6.3 1,128,815
Asia/Pacific ......................... 2.9 511,495
100.0% $ 17,783,373